Property and equipment, net	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 5 – Property and equipment, net

	As at December 31
	2014	2013

	(in thousands)
Medical equipment	$750	$–
Office furniture and equipment	5	3
Computer software and electronic equipment	45	27
	800	30
Accumulated depreciation	26	17
Net book value	$774	$13